Transactions and Balances with Interested and Related Parties (Details) - Schedule of related party transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of related party transactions [Abstract]
Subcontracted work and consulting	$ 722	$ 660	$ 666
Share-based payments to service provider	37	43	112
Total	759	703	$ 778
Other accounts payable	67	53
Balance Total	$ 67	$ 53